Expense Example, No Redemption - Putnam Small Cap Value Fund - Class C	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 192
Expense Example, No Redemption, 3 Years	594
Expense Example, No Redemption, 5 Years	1,021
Expense Example, No Redemption, 10 Years	$ 2,016